CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Balance Sheets
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	1,750,000,000	1,750,000,000	1,750,000,000
Common shares, shares issued	2,201,963	2,147,383	1,388,481
Common shares, shares outstanding	2,201,963	2,147,383	1,388,481	[1]

[1]	Retrospectively adjusted to reflect the 130 - for - 1 reverse stock split